Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Trend Fund
Entity Central Index Key	0000035402
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Fidelity Trend Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Trend Fund
Class Name	Fidelity® Trend Fund
Trading Symbol	FTRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Trend Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Trend Fund	$ 32	0.58%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.58%
Net Assets	$ 3,570,346,726
Holdings Count | shares	81
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$3,570,346,726
Number of Holdings	81
Portfolio Turnover	65%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.2 Industrials 17.5 Consumer Discretionary 15.2 Communication Services 10.5 Financials 3.3 Health Care 3.2 Real Estate 1.0 Utilities 0.4 Consumer Staples 0.3 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) United States 94.4 Italy 1.0 Netherlands 0.9 France 0.8 Germany 0.7 Canada 0.5 Taiwan 0.5 Japan 0.5 China 0.3 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 12.7 Microsoft Corp 10.0 Apple Inc 8.9 Amazon.com Inc 8.1 Meta Platforms Inc Class A 4.7 Alphabet Inc Class A 3.8 Eli Lilly & Co 2.6 Fair Isaac Corp 2.0 Micron Technology Inc 1.8 Broadcom Inc 1.7 56.3